Acquisitions & Dispositions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Purchase Price Allocation

The final allocation of the purchase price was as follows (amounts in thousands):

Purchase price, net of cash acquired	$39,983

Accounts receivable	(9,230)
Inventories	(12,067)
Other current assets	(339)
Property, plant and equipment, net	(1,251)
Other assets	(752)
Intangible assets	(16,930)
Total assets acquired	(40,569)

Accounts payable	4,992
Accrued liabilities	1,943
Deferred income taxes	3,287
Other long-term liabilities	76
Total liabilities assumed	10,298
Goodwill	$9,712

Summary of Purchased Identifiable Intangible Assets	The purchased identifiable intangible assets were as follows (amounts in thousands):
	Total	Estimated Life
Customer lists	$15,570	13 years
Trademark	1,360	2.5-15 years
Total	$16,930